Appendix 2.2 Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - Estimated Sales And Purchases Of Energy And Capacity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	$ 1,051,011	$ 803,499
Energy purchases	1,288,305	864,152
Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	27,937	28,103
Energy purchases	81,493	188,078
Colombia | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	129,017	131,876
Energy purchases	28,552	44,440
Colombia | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	11,081	8,830
Energy purchases	11,345	13,189
Peru | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	64,115	62,137
Energy purchases	54,038	37,269
Peru | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	12,663	12,459
Energy purchases	10,100	11,763
Argentina | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	75,346	121,961
Energy purchases	38,686	55,194
Brazil | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	782,533	487,525
Energy purchases	1,167,029	727,249
Brazil | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	4,193	6,814
Energy purchases	$ 60,048	$ 163,126